Shareholders Equity (USD $)	Preferred Stock	Common Stock USD ($)	Common Stock Issued in April USD ($)	Common Stock Issued in August USD ($)	Common Stock Issued in September USD ($)	Common Stock Issued in October USD ($)	Common Stock Issued in December USD ($)	Additional Paid-In Capital USD ($)	Additional Paid-In Capital Issued in April USD ($)	Additional Paid-In Capital Issued in August USD ($)	Additional Paid-In Capital Issued in September USD ($)	Additional Paid-In Capital Issued in October USD ($)	Additional Paid-In Capital Issued in December USD ($)	Retained Earnings / Accumulated Deficit USD ($)	Total USD ($)	Issued in April USD ($)	Issued in August USD ($)	Issued in September USD ($)	Issued in October USD ($)	Issued in December USD ($)
Beginning Balance, Amount at Dec. 31, 2008		$ 1						$ 21,033,134						$ (23,949,846)	$ (2,916,711)
Beginning Balance, Shares at Dec. 31, 2008		12,167
Record sale of Rocky Mountain Sports Alliance								(76,449)						93,373	16,924
Net loss														(268,985)	(268,985)
Ending Balance, Amount at Dec. 31, 2009		1						20,956,685						(24,125,458)	(3,168,772)
Beginning Balance, Shares at Dec. 31, 2009		12,167
Preferred stock issued for services, Shares	200
Preferred stock issued for services, Amount								150,000							150,000
Common stock issued for services, Shares		500,000
Common stock issued for services, Amount		50						4,999,950							5,000,000
Common stock issued for conversion of debt, Amount
Net loss														(5,550,054)	(5,550,054)
Ending Balance, Amount at Dec. 31, 2010		51						26,106,635						(29,675,512)	(3,568,826)
Ending Balance, Shares at Dec. 31, 2010	200	512,167
Common stock issued for services, Shares			35,000	30,000	333,334	550,000	716,667
Common stock issued for services, Amount			4	3	33	55	72		349,996	74,997	373,301	560,945	1,433,262			350,000	75,000	373,334	561,000	1,433,334
Common stock issued for rounding up for reverse stock split, Shares		98,911
Common stock issued for rounding up for reverse stock split, Amount		10						(10)
Common stock issued for conversion of debt, Shares		891,668
Common stock issued for conversion of debt, Amount		89						1,782,245							1,782,334
Record write off of Sportzz.com								(32,365)						32,365
Net loss														(2,462,117)	(2,462,117)
Ending Balance, Amount at Dec. 31, 2011		$ 317						$ 30,649,006						$ (32,105,264)	$ (1,455,941)
Ending Balance, Shares at Dec. 31, 2011	200	3,167,747